AB Value Fund

Portfolio of Investments

August 31, 2020 (unaudited)

Company	Shares	U.S. $ Value

COMMON STOCKS – 98.7%
Financials – 17.9%
Banks – 8.9%
Bank of America Corp.	507,912	$13,073,655
Citigroup, Inc.	170,295	8,705,480
Wells Fargo & Co.	351,658	8,492,541

		30,271,676

Capital Markets – 2.8%
Ameriprise Financial, Inc.	20,823	3,265,046
Morgan Stanley	123,865	6,473,185

		9,738,231

Diversified Financial Services – 1.2%
Berkshire Hathaway, Inc. - Class B(a)	19,017	4,146,467

Insurance – 4.2%
Everest Re Group Ltd.	19,117	4,207,269
MetLife, Inc.	75,640	2,909,114
Progressive Corp. (The)	37,068	3,522,943
Reinsurance Group of America, Inc. - Class A	40,378	3,701,855

		14,341,181

Thrifts & Mortgage Finance – 0.8%
Essent Group Ltd.	77,571	2,769,285

		61,266,840

Industrials – 13.6%
Aerospace & Defense – 0.9%
Lockheed Martin Corp.	8,259	3,223,157

Airlines – 1.5%
Alaska Air Group, Inc.	72,785	2,834,976
JetBlue Airways Corp.(a)	202,378	2,331,394

		5,166,370

Building Products – 1.8%
Masco Corp.	103,023	6,006,241

Construction & Engineering – 1.2%
AECOM(a)	104,822	4,141,517

Machinery – 1.3%
Caterpillar, Inc.	32,038	4,559,328

Professional Services – 1.4%
Robert Half International, Inc.	90,860	4,833,752

Road & Rail – 2.1%
Knight-Swift Transportation Holdings, Inc.(b)	125,754	5,716,777
Lyft, Inc.(a)	51,985	1,542,395

		7,259,172

Trading Companies & Distributors – 3.4%
United Rentals, Inc.(a)	42,208	7,472,926

Company	Shares	U.S. $ Value

WW Grainger, Inc.	10,827	$3,956,511

		11,429,437

		46,618,974

Information Technology – 12.9%
Communications Equipment – 4.4%
Juniper Networks, Inc.	352,741	8,818,525
Nokia Oyj (Sponsored ADR) - Class A(b)	1,283,522	6,289,258

		15,107,783

Semiconductors & Semiconductor Equipment – 2.8%
KLA Corp.	17,485	3,586,873
NXP Semiconductors NV	48,094	6,048,301

		9,635,174

Software – 3.7%
Oracle Corp.	219,210	12,543,196

Technology Hardware, Storage & Peripherals – 2.0%
Western Digital Corp.	173,639	6,671,211

		43,957,364

Health Care – 11.5%
Health Care Equipment & Supplies – 3.3%
Medtronic PLC	105,647	11,353,883

Health Care Providers & Services – 2.8%
UnitedHealth Group, Inc.	30,462	9,520,898

Pharmaceuticals – 5.4%
Johnson & Johnson	52,537	8,059,701
Roche Holding AG (Sponsored ADR)	237,078	10,360,309

		18,420,010

		39,294,791

Consumer Discretionary – 10.7%
Auto Components – 3.1%
Lear Corp.	20,709	2,359,376
Magna International, Inc. - Class A (United States)	169,811	8,254,513

		10,613,889

Hotels, Restaurants & Leisure – 0.9%
Papa John’s International, Inc.	32,039	3,149,113

Household Durables – 2.0%
PulteGroup, Inc.	151,552	6,757,704

Specialty Retail – 4.7%
AutoZone, Inc.(a)	4,731	5,659,743
Gap, Inc. (The)	384,513	6,686,681
Williams-Sonoma, Inc.	39,917	3,503,116

		15,849,540

		36,370,246

Company	Shares	U.S. $ Value

Communication Services – 10.1%
Diversified Telecommunication Services – 8.5%
Charter Communications, Inc. - Class A(a) (b)	9,605	$5,912,934
Comcast Corp. - Class A	426,180	19,097,126
Verizon Communications, Inc.	70,658	4,187,899

		29,197,959

Interactive Media & Services – 1.6%
Alphabet, Inc. - Class C(a)	3,321	5,427,112

		34,625,071

Consumer Staples – 6.9%
Beverages – 1.5%
PepsiCo, Inc.	36,480	5,109,389

Food & Staples Retailing – 3.3%
Walmart, Inc.	81,844	11,364,040

Tobacco – 2.1%
Philip Morris International, Inc.	89,561	7,146,072

		23,619,501

Utilities – 5.4%
Electric Utilities – 4.0%
American Electric Power Co., Inc.	70,323	5,543,562
NextEra Energy, Inc.	29,228	8,159,581

		13,703,143

Multi-Utilities – 1.4%
Ameren Corp.	61,604	4,873,492

		18,576,635

Energy – 4.4%
Oil, Gas & Consumable Fuels – 4.4%
Chevron Corp.	73,355	6,156,685
EOG Resources, Inc.	66,392	3,010,213
Valero Energy Corp.	111,937	5,886,767

		15,053,665

Real Estate – 4.4%
Equity Real Estate Investment Trusts (REITs) – 4.4%
American Campus Communities, Inc.	66,547	2,255,943
Americold Realty Trust	90,016	3,452,114
Camden Property Trust	35,262	3,206,726
Mid-America Apartment Communities, Inc.	20,672	2,421,105
Sun Communities, Inc.	24,328	3,626,818

		14,962,706

Materials – 0.9%
Chemicals – 0.8%
Westlake Chemical Corp.	46,421	2,753,694

Metals & Mining – 0.1%
Reliance Steel & Aluminum Co.	1,888	197,994

		2,951,688

Total Common Stocks (cost $305,651,704)		337,297,481

Company	Shares	U.S. $ Value

SHORT-TERM INVESTMENTS – 0.1%
Investment Companies – 0.1%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 0.08%(c) (d) (e) (cost $471,315)	471,315	$471,315

Total Investments Before Security Lending Collateral for Securities Loaned – 98.8% (cost $306,123,019)		337,768,796

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED – 0.3%
Investment Companies – 0.3%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 0.08%(c) (d) (e) (cost $900,932)	900,932	900,932

Total Investments – 99.1% (cost $307,023,951)(f)		338,669,728
Other assets less liabilities – 0.9%		3,118,963

Net Assets – 100.0%		$341,788,691

(a)	Non-income producing security.
(b)	Represents entire or partial securities out on loan.
(c)	Affiliated investments.
(d)	The rate shown represents the 7-day yield as of period end.
(e)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(f)

As of August 31, 2020, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $55,396,319 and gross unrealized depreciation of investments was $(23,750,542), resulting in net unrealized appreciation of $31,645,777.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Glossary:

ADR – American Depositary Receipt

REIT – Real Estate Investment Trust

AB Value Fund

August 31, 2020 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of August 31, 2020:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks(a)	$337,297,481	$—	$—	$337,297,481
Short-Term Investments	471,315	—	—	471,315
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	900,932	—	—	900,932

Total Investments in Securities	338,669,728	—	—	338,669,728
Other Financial Instruments(b)	—	—	—	—

Total	$338,669,728	$—	$—	$338,669,728

(a)	See Portfolio of Investments for sector classifications.

(b)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

A summary of the Fund’s transactions in AB mutual funds for the nine months ended August 31, 2020 is as follows:

Fund	Market Value 11/30/2019 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 08/31/2020 (000)	Dividend Income (000)
Government Money Market Portfolio	$2,147	$77,155	$78,831	$471	$14
Government Money Market Portfolio*	0	23,321	22,420	901	7
Total	$2,147	$100,476	$101,251	$1,372	$21

*	Investments of cash collateral for securities lending transactions